Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregates the revenue
	As of December 31	As of December 31
	2025	2024
	USD	USD

Advertisement publishing service	55,239,839	34,875,639
Total	55,239,839	34,875,639